Schedule of Payments Outstanding Excluding Capital leases (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Principal payments required to be made on outstanding debt
2013		$ 2,271
2014		280
2015		166
2016
2017		495,000
Thereafter
Total debt	$ 652,893	$ 497,717	$ 355,674